Accrued Expenses (Schedule Of Accrued Expenses) (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrued Expenses [Abstract]
Employee benefits		$ 67	$ 74
Selling and marketing		303	380
Other accruals		256	381
Accrued expenses	$ 588	$ 626	$ 835